Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

VIA EDGAR

January 9, 2024

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Fidelity Wise Origin Bitcoin Fund

Ladies and Gentlemen:

On behalf of Fidelity Wise Origin Bitcoin Fund (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s amendment no. 5 to the registration statement on Form S-1 (the “Registration Statement”). The Registration Statement relates to common shares of beneficial interest of Fidelity Wise Origin Bitcoin Fund, a Delaware statutory trust intending to operate as an exchange-traded fund.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or James M. Audette at (312) 845-3421.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
CHAPMAN AND CUTLER LLP